WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F.Wells III                                            WELLS
John L. Bell                                                S&P
Richard W. Carpenter                                  REIT INDEX FUND
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms                                    SEMI-ANNUAL REPORT
Neil H. Strickland                                     JUNE 30, 2001
                                                         (UNAUDITED)
INVESTMENT ADVISER
Wells Asset Management, Inc.                               WELLS
6200 The Corners Parkway, Suite 250                  REAL ESTATE FUNDS
Atlanta, Georgia 30092

SUB-ADVISER                                          [GRAPHIC OMITTED]
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Arthur Andersen LLP
720 East Pete Rose Way
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shareholder Service
Nationwide: (Toll-Free) 800-282-1581

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
    At acquisition cost ......................................     $ 69,409,698
                                                                   ============
    At market value (Note 1) .................................     $ 79,145,073
Dividends receivable .........................................          425,904
Receivable for capital shares sold ...........................          361,298
Receivable for securities sold ...............................          118,901
Organization expenses, net (Note 1) ..........................           12,623
Other assets .................................................           36,783
                                                                   ------------
    TOTAL ASSETS .............................................       80,100,582
                                                                   ------------

LIABILITIES
Dividends payable ............................................          353,280
Payable for capital shares redeemed ..........................          124,027
Payable to Adviser (Note 3) ..................................           52,477
Payable to administrator (Note 3) ............................           20,200
Other accrued expenses and liabilities .......................           13,161
                                                                   ------------
    TOTAL LIABILITIES ........................................          563,145
                                                                   ------------

NET ASSETS ...................................................     $ 79,537,437
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $ 71,812,802
Undistributed net investment income ..........................            2,368
Accumulated net realized losses from
  security transactions ......................................       (2,013,108)
Net unrealized appreciation on investments ...................        9,735,375
                                                                   ------------
Net assets ...................................................     $ 79,537,437
                                                                   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................     $ 63,594,711
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......        7,285,489
                                                                   ============

Net asset value and redemption price per share (Note 1) ......     $       8.73
                                                                   ============
Maximum offering price per share (Note 1) ....................     $       9.09
                                                                   ============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................     $  9,540,179
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................        1,078,749
                                                                   ============
Net asset value and offering price per share(A) (Note 1) .....     $       8.84
                                                                   ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................     $  6,402,547
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................          726,042
                                                                   ============
Net asset value and offering price per share(A) (Note 1) .....     $       8.82
                                                                   ============

(A) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ..................................................     $  2,236,921
                                                                   ------------
EXPENSES
  Investment advisory fees (Note 3) ..........................          165,788
  Distribution expenses, Class A (Note 3) ....................           53,974
  Distribution expenses, Class B (Note 3) ....................            5,206
  Distribution expenses, Class C (Note 3) ....................            2,961
  Administrative services fees (Note 3) ......................           47,580
  Transfer  agent fees, Class A (Note 3) .....................           24,105
  Transfer agent fees, Class B (Note 3) ......................            9,000
  Transfer agent fees, Class C (Note 3) ......................            9,000
  Registration fees, Common ..................................           10,046
  Registration fees, Class A .................................           12,982
  Registration fees, Class B .................................            5,240
  Registration fees, Class C .................................            3,819
  Custodian fees .............................................           29,184
  Reports to shareholders ....................................           25,804
  Accounting services fees (Note 3) ..........................           25,452
  Professional fees ..........................................           14,144
  Amortization of organization expenses (Note 1) .............            3,787
  Other expenses .............................................           12,075
                                                                   ------------
    TOTAL EXPENSES ...........................................          460,147
  Fees waived by the Adviser (Note 3) ........................          (84,456)
                                                                   ------------
    NET EXPENSES .............................................          375,691
                                                                   ------------

NET INVESTMENT INCOME ........................................        1,861,230
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions .............         (204,584)
  Net change in unrealized appreciation/depreciation
    on investments ...........................................        5,549,674
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............        5,345,090
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $  7,206,320
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                       Six Months
                                                         Ended         Year
                                                        June 30,       Ended
                                                          2001      December 31,
                                                       (Unaudited)     2000
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ........................... $  1,861,230   $  1,787,085
  Net realized losses from security
    transactions ..................................     (204,584)      (612,591)
  Net change in unrealized appreciation/
    depreciation on investments ...................    5,549,674      7,146,423
                                                       ---------      ---------
Net increase in net assets from operations ........    7,206,320      8,320,917
                                                       ---------      ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment
    income, Class A ...............................   (1,535,410)    (1,501,115)
  Dividends from net investment
    income, Class B ...............................     (197,346)      (168,842)
  Dividends from net investment
    income, Class C ...............................     (126,106)      (117,128)
  Return of capital, Class A ......................         --         (441,706)
  Return of capital, Class B ......................         --          (54,037)
  Return of capital, Class C ......................         --          (37,486)
                                                       ---------     ----------
Decrease in net assets from distributions
  to shareholders .................................   (1,858,862)    (2,320,314)
                                                      ----------     ----------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
CLASS A
  Proceeds from shares sold .......................   15,716,036     26,084,893
  Net asset value of shares issued in
    reinvestment of distributions to shareholders .      979,435      1,487,114
  Payments for shares redeemed ....................   (4,151,887)    (5,060,316)
                                                      ----------     ----------
Net increase in net assets from Class A share
  transactions ....................................   12,543,584     22,511,691
                                                      ----------     ----------

CLASS B
  Proceeds from shares sold .......................    2,372,008      5,019,514
  Net asset value of shares issued in
    reinvestment of distributions to shareholders       78,987        101,407
  Payments for shares redeemed ....................     (266,718)      (288,149)
                                                        --------       --------
Net increase in net assets from Class B share
  transactions ....................................    2,184,277      4,832,772
                                                       ---------      ---------
CLASS C

  Proceeds from shares sold .......................    2,077,257      2,510,317
  Net asset value of shares issued in
    reinvestment of distributions to shareholders .      109,026        131,582
  Payments for shares redeemed ....................     (321,869)      (251,620)
                                                        --------       --------
Net increase in net assets from Class C
  share transactions ..............................    1,864,414      2,390,279
                                                       ---------      ---------

TOTAL INCREASE IN NET ASSETS ......................   21,939,733     35,735,345

NET ASSETS
  Beginning of period .............................   57,597,704     21,862,359
                                                      ----------     ----------

  End of period ................................... $ 79,537,437   $ 57,597,704
                                                    ============   ============

See accompanying notes to financial statements.



WELLS S&P REIT INDEX FUND-- CLASS A
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Period
=====================================================================================================================
                                                         Six Months          Year            Year        Period
                                                           Ended            Ended           Ended         Ended
                                                       June 30, 2001     December 31,     December 31,   December 31,
                                                        (Unaudited)          2000            1999         1998(A)
---------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............     $  8.14         $   6.80          $  7.75       $  10.00
                                                        ---------       ---------         --------      ---------
Income (loss) from investment operations:
   Net investment income ...........................        0.23             0.37             0.38           0.26
   Net realized and unrealized gains (losses)
    on investments .................................        0.59             1.45            (0.85)         (2.20)
                                                        ---------       ---------         --------      ---------
Total from investment operations ...................        0.82             1.82            (0.47)         (1.94)
                                                        ---------       ---------         --------      ---------
Less distributions:
   Dividends from net investment income ............       (0.23)           (0.37)           (0.38)         (0.26)
   Return of capital ...............................         --             (0.11)           (0.10)         (0.05)
                                                        ---------       ---------         --------      ---------
Total distributions ................................       (0.23)           (0.48)           (0.48)         (0.31)
                                                        ---------       ---------         --------      ---------

Net asset value at end of period ...................     $  8.73         $   8.14          $  6.80       $   7.75
                                                        ========        =========         ========      =========

Total return(B) ....................................       10.16%(D)       27.56%           (6.24%)       (19.62%)(D)
                                                        =========       =========         ========      =========

Net assets at end of period (000's) ................     $ 63,595        $ 46,759         $ 19,281      $  11,986
                                                        =========       =========         ========      =========

Ratio of net expenses to average net assets(C) .....        0.99%(E)        0.98%            0.99%          0.99%(E)

Ratio of net investment income to average net assets        5.74%(E)        5.43%            5.58%          5.33%(E)

Portfolio turnover rate ............................           4%(E)           9%              17%             9%(E)


(A) Represents  the period from the initial  public  offering of Class A shares (March 2, 1998) through  December 31, 1998.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense  reimbursements by the Adviser,  the ratio of expenses to average net assets would have been 1.24%(E),  1.44%,  2.11% and 3.30%(E) for the periods ended June 30, 2001,  December 31, 2000, 1999 and 1998, respectively (Note 3).
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND - CLASS B
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                           Per Share Data for a Share Outstanding Throughout Each Period
==========================================================================================================
                                                           Six Months          Year          Period
                                                             Ended            Ended           Ended
                                                          June 30, 2001     December 31,    December 31,
                                                           (Unaudited)          2000         1999(A)
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............       $   8.24         $   6.88       $  8.16
                                                           --------         --------       -------

Income (loss) from investment operations:
   Net investment income ...........................           0.20             0.32          0.17
   Net realized and unrealized gains
    (losses) on investments ........................           0.60             1.46         (1.20)
                                                           --------         --------       -------
Total from investment operations ...................           0.80             1.78         (1.03)
                                                           --------         --------       -------

Less distributions:
   Dividends from net investment income ............          (0.20)           (0.32)        (0.17)
   Return of capital ...............................             --            (0.10)        (0.08)
                                                           --------         --------       -------
Total distributions ................................          (0.20)           (0.42)        (0.25)
                                                           --------         --------       -------

Net asset value at end of period ...................        $  8.84         $   8.24      $   6.88
                                                            =======         ========      ========

Total return(B) ....................................          9.77%(D)        26.48%      ( 12.73%)(D)
                                                            =======         ========      ========

Net assets at end of period (000's) ................        $ 9,540         $  6,718      $  1,306
                                                            =======         ========      ========

Ratio of net expenses to average net assets(C) .....          1.74%(E)         1.69%         1.72%(E)

Ratio of net investment income to average net assets          4.99%(E)         4.72%         5.77%(E)

Portfolio turnover rate ............................             4%(E)            9%           17%(E)


(A)  Represents  the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%(E),  2.26% and 3.28%(E) for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND-- CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                           Per Share Data for a Share Outstanding Throughout Each Period
==========================================================================================================
                                                           Six Months         Year           Period
                                                             Ended            Ended           Ended
                                                          June 30, 2001     December 31,    December 31,
                                                           (Unaudited)         2000          1999(A)
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............       $   8.22         $   6.86       $  8.09
                                                           --------         --------       -------

Income (loss) from investment operations:
   Net investment income...............................        0.20             0.32          0.20
   Net realized and unrealized gains
     (losses) on investments...........................        0.60             1.46        ( 1.17)
                                                           --------         --------       -------
Total from investment operations.......................        0.80             1.78        ( 0.97)
                                                           --------         --------       -------
Less distributions:
   Dividends from net investment income................      ( 0.20)          ( 0.32)       ( 0.20)
   Return of capital...................................          --           ( 0.10)       ( 0.06)
                                                           --------         --------       -------
Total distributions....................................      ( 0.20)          ( 0.42)       ( 0.26)
                                                           --------         --------       -------

Net asset value at end of period.......................    $   8.82         $   8.22       $  6.86
                                                           ========         ========       =======

Total return(B)........................................       9.80%(D)        26.63%      ( 12.06%)(D)
                                                           ========         ========       =======

Net assets at end of period (000's)....................    $  6,403         $  4,121       $ 1,275
                                                           ========         ========       =======


Ratio of net expenses to average net assets(C).........       1.74%(E)         1.68%         1.73%(E)

Ratio of net investment income to average net assets...       4.99%(E)         4.73%         5.59%(E)

Portfolio turnover rate................................          4%(E)            9%           17%(E)

(A) Represents  the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B) Total  return shown  excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%(E),  2.29% and 2.49%(E) for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively (Note 3).
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
================================================================================
                                                                        MARKET
COMMON STOCKS - 98.8%                                    SHARES         VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 22.9%
AMLI Residential Properties Trust .................       10,350   $    254,610
Apartment Investment & Management Company-Class A .       41,790      2,014,278
Archstone Communities Trust .......................       71,350      1,839,403
Associated Estates Realty Corp. ...................       11,480        110,897
Avalon Bay Communities, Inc. ......................       39,074      1,826,710
BRE Properties, Inc. - Class A ....................       26,930        815,979
Camden Property Trust .............................       23,425        859,697
Chateau Communities, Inc. .........................       16,810        527,834
Cornerstone Realty Income Trust, Inc. .............       27,420        318,072
Equity Residential Properties Trust ...............       77,125      4,361,418
Essex Property Trust, Inc. ........................       10,690        529,689
Gables Residential Trust ..........................       13,260        397,137
Home Properties of NY, Inc. .......................       12,680        381,668
Manufactured Home Communities, Inc. ...............       12,470        350,407
Mid-America Apartment Communities, Inc. ...........       10,050        257,180
Post Properties, Inc. .............................       22,680        858,438
Smith (Charles E.) Residential Realty, Inc. .......       13,230        663,485
Summit Properties, Inc. ...........................       15,690        420,963
Sun Communities, Inc. .............................       10,000        353,500
Town & Country Trust ..............................        9,400        191,760
United Dominion Realty Trust, Inc. ................       59,310        839,236
                                                                   ------------
                                                                     18,172,361

DIVERSIFIED-- 7.4%
Capital Automotive Realty .........................       12,230        220,140
Colonial Properties Trust .........................       12,510        385,308
Cousins Properties, Inc. ..........................       28,700        770,595
Crescent Real Estate Equities Company .............       62,690      1,540,293
Glenborough Realty Trust, Inc. ....................       15,590        300,887
Pennsylvania Real Estate Investment Trust .........        8,070        199,329
Vornado Realty Trust ..............................       50,600      1,975,424
Washington Real Estate Investment Trust ...........       21,040        497,385
                                                                   ------------
                                                                      5,889,361
                                                                   ------------
HEALTH CARE-- 3.5%
Health Care Property Investors, Inc. ..............       31,558      1,085,595
Health Care REIT, Inc. ............................       18,450        438,188
Healthcare Realty Trust, Inc. .....................       23,343        613,921
National Health Investors, Inc. ...................       14,300        147,290
Nationwide Health Properties, Inc. ................       26,690        539,138
                                                                   ------------
                                                                      2,824,132
                                                                   ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                        Market
COMMON STOCKS -- 98.8% (Continued)                       Shares          Value
--------------------------------------------------------------------------------
HOTEL-- 6.2%
Equity Inns, Inc. .................................       21,040   $    206,192
FelCor Lodging Trust, Inc. ........................       30,800        720,720
Hospitality Properties Trust ......................       32,970        939,645
Host Marriott Corp. ...............................      135,830      1,700,592
Innkeepers USA Trust ..............................       20,600        246,788
LaSalle Hotel Properties ..........................       10,000        178,200
MeriStar Hospitality Corp. ........................       26,270        623,913
RFS Hotel Investors, Inc. .........................       14,140        223,270
Winston Hotels, Inc. ..............................       10,210        105,980
                                                                   ------------
                                                                      4,945,300
                                                                   ------------

INDUSTRIAL/OFFICE-- 34.6%
Alexandria Real Estate Equities ...................        9,470        376,906
AMB Property Corp. ................................       49,530      1,275,893
Arden Realty, Inc. ................................       37,060        989,502
Bedford Property Investors, Inc. ..................       10,760        225,422
Boston Properties, Inc. ...........................       52,550      2,149,295
Brandywine Realty Trust ...........................       20,970        470,777
Cabot Industrial Trust ............................       23,600        495,600
CarrAmerica Realty Corp. ..........................       36,550      1,114,775
CenterPoint Properties Corp. ......................       11,840        594,368
Dukes-Weeks Realty Corp. ..........................       74,280      1,845,858
EastGroup Properties, Inc. ........................        9,400        212,440
Equity Office Properties Trust ....................      178,718      5,652,850
First Industrial Realty Trust, Inc. ...............       22,600        725,686
Great Lakes REIT, Inc. ............................       10,120        184,285
Highwoods Properties, Inc. ........................       31,260        833,079
HRPT Properties, Inc. .............................       75,920        738,702
Kilroy Realty Corp. ...............................       15,690        456,579
Koger Equity, Inc. ................................       15,500        255,750
Liberty Property Trust ............................       39,930      1,181,928
Mack-Cali Realty Corp. ............................       32,890        936,707
Parkway Properties, Inc. ..........................        5,760        203,040
Prentiss Properties Trust .........................       21,250        558,875
ProLogis Trust ....................................       96,090      2,183,165
PS Business Parks, Inc. ...........................       13,100        366,800
Reckson Associates Realty Corp. ...................       32,660        751,180
SL Green Realty Corp. .............................       14,460        438,283
Spieker Properties, Inc. ..........................       38,070      2,282,297
                                                                   ------------
                                                                     27,500,042
                                                                   ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                        Market
COMMON STOCKS -- 98.8% (Continued)                       Shares         Value
--------------------------------------------------------------------------------
MORTGAGE-- 0.3%
Thornburg Mortgage, Inc. ..........................       12,680   $    196,667
                                                                   ------------
RETAIL CENTERS-- 19.3%
CBL & Associates Properties, Inc. .................       14,850        455,747
Chelsea GCA Realty, Inc. ..........................        9,100        426,790
Commercial Net Lease Realty .......................       18,100        257,925
Developers Diversified Realty Corp. ...............       32,070        589,447
Federal Realty Investment Trust ...................       22,790        472,664
Franchise Finance Corp. ...........................       32,630        819,339
General Growth Properties, Inc. ...................       30,530      1,174,184
Glimcher Realty Trust .............................       17,510        313,429
IRT Property Co. ..................................       17,790        193,733
JDN Realty Corp. ..................................       18,830        252,322
JP Realty, Inc. ...................................        9,890        242,305
Kimco Realty Corp. ................................       36,980      1,751,003
Kramont Realty Trust ..............................       11,180        152,942
Macerich Co. (The) ................................       19,730        489,304
Mills Corp. .......................................       14,080        346,368
New Plan Excel Realty Trust .......................       51,020        780,606
Pan Pacific Retail PPTYS ..........................       18,100        470,600
Realty Income Corp. ...............................       17,150        506,954
Rouse Co. Reits-Reg. Malls ........................       39,880      1,142,562
Saul Centers, Inc. ................................        8,200        154,898
Simon Property Group, Inc. ........................      101,050      3,028,468
Taubman Centers, Inc. .............................       29,540        413,560
U.S. Restaurant Properties, Inc. ..................       10,520        157,064
Weingarten Realty Investors .......................       18,760        822,626
                                                                   ------------
                                                                     15,414,840
                                                                   ------------

SELF STORAGE-- 4.3%
Public Storage, Inc. ..............................       70,554      2,091,926
Shurgard Storage Centers, Inc. - Class A ..........       17,690        552,813
Sovran Self Storage, Inc. .........................        7,080        193,780
Storage USA, Inc. .................................       15,860        570,960
                                                                   ------------
                                                                      3,409,479
                                                                   ------------

SPECIALTY - 0.3% ..................................
National Golf Properties, Inc. ....................        7,910        215,548
                                                                   ------------
TOTAL COMMON STOCKS (Cost $68,832,355) ............                $ 78,567,730
                                                                   ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                        Market
CASH EQUIVALENTS -  0.7%                                   Shares       Value
--------------------------------------------------------------------------------
Firstar Stellar Treasury Fund (Cost $577,343) ...........  577,343   $   577,343
                                                                     -----------


TOTAL INVESTMENT SECURITIES-- 99.5% (Cost $69,409,698)...          $  79,145,073

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5% ............                392,364
                                                                     -----------
NET ASSETS-- 100.0% .....................................           $ 79,537,437
                                                                    ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $318,237, of which $22,271 expire on December 31, 2003 and $295,966 expire on December 31, 2004. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

As of June 30, 2001, net unrealized appreciation on investments was $8,834,130 for federal income tax purposes, of which $9,731,559 related to appreciated securities and $897,429 related to depreciated securities based on a federal income tax cost basis of $70,310,941. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.  INVESTMENT  TRANSACTIONS
During the six months ended June 30, 2001, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $18,195,899 and $1,311,227, respectively.

3.  TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $84,456 of its investment advisory fees during the six months ended June 30, 2001.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
SUB-ADVISORY AGREEMENT
Effective May 1, 2001, PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

Prior to May 1, 2001, Gateway Investment Advisers, L.P. (Gateway) was retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Gateway, the Adviser and the Trust. The Adviser (not the Fund) paid Gateway a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER  SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING  AGREEMENT
Under the  terms of an  Underwriting  Agreement,  Wells
Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the six months ended June 30, 2001, the Underwriter earned $18,320 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $2,360 and $773 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the six months ended June 30, 2001, the Fund paid Class A, Class B and Class C distribution expenses of $53,974, $5,206 and $2,961, respectively.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
4.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                      Six Months
                                                         Ended           Year
                                                        June 30,        Ended
                                                         2001          Dec. 31,
                                                      (Unaudited)        2000
--------------------------------------------------------------------------------
CLASS A
Shares sold .......................................    1,929,656      3,408,832
Shares issued in reinvestment of
distributions to shareholders .....................      117,169        195,250
Shares redeemed ...................................     (508,900)      (690,525)
                                                       ---------      ---------
Net increase in shares outstanding ................    1,537,925      2,913,557
Shares outstanding, beginning of period ...........    5,747,564      2,834,007
                                                       ---------      ---------
Shares outstanding, end of period .................    7,285,489      5,747,564
                                                       =========      =========

CLASS B
Shares sold .......................................      286,524        648,217
Shares issued in reinvestment of
distributions to shareholders .....................        9,319         13,108
Shares redeemed ...................................      (32,269)       (35,913)
                                                       ---------       --------
Net increase in shares outstanding ................      263,574        625,412
Shares outstanding, beginning of period ...........      815,175        189,763
                                                       ---------       --------
Shares outstanding, end of period .................    1,078,749        815,175
                                                       =========       ========

CLASS C
Shares sold .......................................      251,084        333,548
Shares issued in reinvestment of
distributions to shareholders .....................       12,898         16,926
Shares redeemed ...................................      (39,403)       (34,846)
                                                       ---------       --------
Net increase in shares outstanding ................      224,579        315,628
Shares outstanding, beginning of period ...........      501,463        185,835
                                                       ---------       --------
Shares outstanding, end of period .................      726,042        501,463
                                                       =========       ========


5.  ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED
On November 21, 2000, the American Institute of Certified Public Accountants (AICPA) issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the Guide), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
APRIL 30, 2001
================================================================================
On April 30, 2001, a Special Meeting of Shareholders of the Fund was held (1) to elect eight Trustees and (2) to approve or disapprove a new sub-advisory agreement with Rydex Global Advisors. The total number of shares of the Trust present in person or by proxy represented 83.25% of the shares entitled to vote at the meeting. All nominees for Trustee were elected and the new sub-advisory agreement was approved.

The results of the voting to elect the nominees for Trustee were as follows:

--------------------------------------------------------------------------------
                                               Number of Shares
--------------------------------------------------------------------------------
        Nominee                      Affirmative           Withhold Authority
--------------------------------------------------------------------------------
    Leo F.  Wells, III                6,584,614                 30,119
    John L. Bell                      6,583,299                 31,434
    Richard W. Carpenter              6,584,614                 30,119
    Bud Carter                        6,584,614                 30,119
    William H. Keogler, Jr.           6,584,614                 30,119
    Donald Moss                       6,584,614                 30,119
    Walter W. Sessoms                 6,584,614                 30,119
    Neil H. Strickland                6,584,614                 30,119

The results of the voting for or against the approval of the new sub-advisory agreement with Rydex Global Advisors were as follows:

--------------------------------------------------------------------------------
                               Number of Shares
--------------------------------------------------------------------------------
           For                     Against                  Abstain
--------------------------------------------------------------------------------
         6,480,534                  18,186                  116,013
--------------------------------------------------------------------------------